PERSONNEL EXPENSES (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
PERSONNEL EXPENSES [abstract]
Salaries, wages and other benefits	¥ 68,425	¥ 65,873	¥ 55,502
Contributions to retirement schemes (Note 35)	9,296	8,981	8,385
Personnel expenses	¥ 77,721	¥ 74,854	¥ 63,887